Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Debt [Line Items]
Interest including LIBOR on credit facilities	Borrowings under the revolving credit facilities (other than swingline loans) bear interest based, at PG&E Corporation?s and the Utility?s election, on (1) a London Interbank Offered Rate plus an applicable margin or (2) the base rate plus an applicable margin. The base rate will equal the higher of the following: the administrative agent?s announced base rate, 0.5% above the federal funds rate, or the one-month LIBOR plus an applicable margin. Interest is payable quarterly in arrears, or earlier for loans with shorter interest periods.
Debt covenant ratio of total consolidated debt to total consolidated capitalization percentage	65.00%
Ownership requirement percentage	80.00%
Required ownership of voting capital stock	70.00%
Commercial paper, maturities (days)	365 days
Commercial paper average yield	0.26%
Interest including LIBOR on Floating Rate Senior Notes	For the years ended December 31, 2013 and 2012 the average interest rate on the Floating Rate Senior Notes was 0.92% and 0.94%, respectivley.
Utility [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,000	[1]
Right to increase commitments	500
Line of Credit Facility, Expiration Date	Apr. 30, 2018
Commercial Paper [Member]
Debt [Line Items]
Average outstanding borrowings	542
Maximum outstanding balance	1,100
Pg E Corporation [Member]
Debt [Line Items]
Average outstanding borrowings	214
Maximum outstanding balance	260
Line of credit facility, maximum borrowing capacity	300	[2]
Right to increase commitments	100
Line of Credit Facility, Expiration Date	Apr. 30, 2018
Credit Facilities [Member]
Debt [Line Items]
Line of credit facility, maximum borrowing capacity	$ 3,300

[1]	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days
[2]	Includes a $100 million sublimit for letters of credit and a $100 million commitment for loans that are made available on a same-day basis and are repayable in full within 7 days.